JPMorgan Equity Income Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 3.4%
General Dynamics Corp.	2,716	740,370
RTX Corp.	5,568	737,557
		1,477,927
Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	2,199	241,810
Banks — 8.6%
Bank of America Corp.	28,634	1,194,903
PNC Financial Services Group, Inc. (The)	3,230	567,802
Truist Financial Corp.	11,319	465,758
Wells Fargo & Co.	21,629	1,552,765
		3,781,228
Beverages — 1.9%
Coca-Cola Co. (The)	6,805	487,363
PepsiCo, Inc.	2,262	339,173
		826,536
Biotechnology — 2.0%
AbbVie, Inc.	4,158	871,072
Capital Markets — 9.7%
Ares Management Corp.	3,050	447,102
Bank of New York Mellon Corp. (The)	6,638	556,704
Blackrock, Inc.	352	332,685
Blackstone, Inc.	3,661	511,786
Charles Schwab Corp. (The)	12,232	957,531
CME Group, Inc.	936	248,373
Goldman Sachs Group, Inc. (The)	961	524,970
Morgan Stanley	5,725	667,952
		4,247,103
Chemicals — 1.9%
Air Products and Chemicals, Inc.	2,876	848,084
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	807	195,523
Consumer Finance — 3.4%
American Express Co.	2,956	795,293
Capital One Financial Corp.	3,985	714,501
		1,509,794
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	5,702	500,590
Containers & Packaging — 0.3%
Packaging Corp. of America	676	133,884
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	7,139	323,830

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 2.0%
NextEra Energy, Inc.	6,794	481,585
Xcel Energy, Inc.	5,787	409,691
		891,276
Electrical Equipment — 1.5%
Eaton Corp. plc	2,475	672,893
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	6,327	289,658
Food Products — 1.3%
Hershey Co. (The)	1,182	202,193
Mondelez International, Inc., Class A	5,392	365,850
		568,043
Ground Transportation — 3.2%
Norfolk Southern Corp.	3,171	750,949
Union Pacific Corp.	2,844	671,913
		1,422,862
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	4,675	620,056
Becton Dickinson & Co.	1,724	394,897
Medtronic plc	3,801	341,571
		1,356,524
Health Care Providers & Services — 6.7%
Cencora, Inc.	1,000	278,122
Cigna Group (The)	1,580	519,613
CVS Health Corp.	9,632	652,586
Quest Diagnostics, Inc.	1,293	218,730
UnitedHealth Group, Inc.	2,404	1,259,235
		2,928,286
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc.	1,354	125,290
Ventas, Inc.	5,657	388,975
		514,265
Hotels, Restaurants & Leisure — 2.4%
McDonald's Corp.	2,457	767,603
Yum! Brands, Inc.	1,868	293,955
		1,061,558
Household Products — 1.5%
Procter & Gamble Co. (The)	3,914	667,075
Industrial Conglomerates — 1.2%
3M Co.	1,140	167,453
Honeywell International, Inc.	1,684	356,448
		523,901

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial REITs — 0.7%
Prologis, Inc.	2,885	322,483
Insurance — 4.1%
Arthur J Gallagher & Co.	1,635	564,238
Chubb Ltd.	996	300,865
Marsh & McLennan Cos., Inc.	646	157,553
Progressive Corp. (The)	1,762	498,748
Travelers Cos., Inc. (The)	968	255,965
		1,777,369
IT Services — 0.5%
International Business Machines Corp.	837	207,998
Machinery — 4.3%
Deere & Co.	1,716	805,609
Dover Corp.	3,637	638,930
Parker-Hannifin Corp.	708	430,104
		1,874,643
Media — 1.7%
Comcast Corp., Class A	19,793	730,375
Multi-Utilities — 2.6%
CMS Energy Corp.	4,492	337,387
Dominion Energy, Inc.	9,000	504,618
Public Service Enterprise Group, Inc.	3,642	299,767
		1,141,772
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	5,806	971,324
ConocoPhillips	9,508	998,472
EOG Resources, Inc.	4,649	596,219
Exxon Mobil Corp.	4,019	478,020
		3,044,035
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	13,704	835,805
Eli Lilly & Co.	237	195,675
Johnson & Johnson	4,463	740,108
Merck & Co., Inc.	3,111	279,308
		2,050,896
Residential REITs — 0.5%
AvalonBay Communities, Inc.	991	212,737
Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	3,309	667,344
Lam Research Corp.	1,525	110,873
NXP Semiconductors NV (China)	2,088	396,828
Texas Instruments, Inc.	3,180	571,494
		1,746,539

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 1.6%
Microsoft Corp.	1,919	720,402
Specialized REITs — 0.4%
Digital Realty Trust, Inc.	1,115	159,768
Specialty Retail — 4.5%
Home Depot, Inc. (The)	1,744	639,027
Lowe's Cos., Inc.	3,272	763,215
TJX Cos., Inc. (The)	4,731	576,235
		1,978,477
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	368	81,812
Hewlett Packard Enterprise Co.	19,861	306,449
Seagate Technology Holdings plc	4,015	341,060
		729,321
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	2,463	156,341
Tobacco — 2.2%
Philip Morris International, Inc.	6,207	985,202
Total Common Stocks (Cost $27,967,931)		43,692,080
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $55,029)	55,014	55,031
Total Investments — 99.7% (Cost $28,022,960)		43,747,111
Other Assets in Excess of Liabilities — 0.3%		151,221
NET ASSETS — 100.0%		43,898,332

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,747,111	$—	$—	$43,747,111

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$75,282	$4,218,248	$4,238,478	$(23)	$2	$55,031	55,014	$4,616	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	7,552	7,552	—	—	—	—	1	—
Total	$75,282	$4,225,800	$4,246,030	$(23)	$2	$55,031		$4,617	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.